FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS
Outstanding convertible notes		$ 111,616,000	$ 111,616,000
Estimated fair value of convertible notes		59,200,000	68,300,000
Long-term bank borrowings (including the current portions)		193,642,004	236,500,000
Fair value of long-term borrowings (including the current portions)		184,000,000	233,600,000
Fair value of goodwill		0
Impairment charge of goodwill		6,160,545
Impairment charge of intangible asset		3,764,464
Impairment charge of long-lived assets - mono crystal furnaces	0	6,437,716
Goodwill gross		6,160,545
Goodwill net			5,646,522	5,323,406
Long-lived assets - mono crystal furnaces net		1,102,562,325	980,164,615
Before write down
FAIR VALUE MEASUREMENTS
Intangible asset net		3,764,464
Mono furnaces
FAIR VALUE MEASUREMENTS
Impairment charge of long-lived assets - mono crystal furnaces		6,437,716
Long-lived assets - mono crystal furnaces net		0
Mono furnaces | Before write down
FAIR VALUE MEASUREMENTS
Long-lived assets - mono crystal furnaces net		6,437,716
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheet | Cross currency forward exchange contracts
FAIR VALUE MEASUREMENTS
Derivative assets		660,463	908,200
Derivative liabilities		(975,053)	(399,792)
Assets and liabilities, net		(314,590)	508,408
Recurring basis | Significant Other Observable Inputs (Level 2) | Cross currency forward exchange contracts
FAIR VALUE MEASUREMENTS
Derivative assets		660,463	908,200
Derivative liabilities		(975,053)	(399,792)
Assets and liabilities, net		(314,590)	508,408
Non-recurring basis | Significant Unobservable Inputs (Level 3)
FAIR VALUE MEASUREMENTS
Fair value of goodwill		0
Fair value of intangible asset		0
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Mono furnaces
FAIR VALUE MEASUREMENTS
Fair value of long-lived assets - mono crystal furnaces		$ 0